Finance debt	12 Months Ended
Dec. 31, 2025
Financial instruments [Abstract]
Finance debt	Finance debt
Unsecured bonds amounting to USD 15,028 million are
denominated in USD and unsecured bonds
denominated in other currencies amounting to
USD 7,366 million are swapped into USD. One bond
denominated in EUR amounting to USD 881 million is
not swapped. The table does not include the effects of
agreements entered into to swap the various currencies
into USD. For further information see note 28 Financial
instruments and fair value measurement.
Equinor's unsecured bonds issued prior to 2019,
contain provisions restricting future pledging of assets
to secure borrowings (negative pledge) without granting
a similar secured status to the existing bondholders and
lenders. Bonds issued thereafter do not contain similar
restrictions.

Non-current finance debt
Finance debt measured at amortised cost
	Weighted average interest rates in %1)		Carrying amount in USD millions at 31 December		Fair value in USD millions at 31 December²⁾
	2025	2024	2025	2024	2025	2024

Unsecured bonds
United States Dollar (USD)	4.12%	3.93%	15,028	13,288	14,264	12,169
Euro (EUR)	1.34%	1.51%	6,298	6,239	5,880	5,856
Great Britain Pound (GBP)	6.08%	6.08%	1,850	1,721	1,996	1,863
Norwegian Kroner (NOK)	4.27%	4.27%	99	88	101	87

Total unsecured bonds			23,274	21,336	22,241	19,975

Unsecured loans
Brazilian real (BRL)	12.74%	10.05%	27	136	27	136
Japanese Yen (JPY)	4.30%	4.30%	64	64	69	72

Total unsecured loans			91	200	96	208

Secured loans
United States Dollar (USD)	3.66%	—	2,667	—	2,667	—
Euro (EUR)	1.78%	—	67	—	67	—

Total secured loans			2,734	—	2,734	—

Total			26,099	21,536	25,071	20,183

Non-current finance debt due within one year			2,336	2,175	2,332	2,191

Non-current finance debt			23,763	19,361	22,739	17,992

1) Weighted average interest rates are calculated based on the contractual rates on the loans per currency at 31 December and do not include the effect of swap agreements
2) Fair values are determined from external calculation models based on market observations from various sources, classified at level 2 in the fair value hierarchy.
For more information regarding fair value hierarchy, see note 28 Financial instruments and fair value measurement

In 2025 Equinor issued the following bonds

Issuance bonds	Currency	Amount in million	Interest rate in %	Maturity date

3 June 2025	USD	550	4.250	June 2028
3 June 2025	USD	400	4.500	September 2030
3 June 2025	USD	800	5.125	June 2035
14 November 2025	USD	250	4.250	June 2028
14 November 2025	USD	250	4.500	September 2030
14 November 2025	USD	1,000	4.750	November 2035
The 2028 Notes and the 2030 Notes issued on 14 November 2025 constituted a further issuance of, and are consolidated and forms a single series with, Equinor’s outstanding USD 550 million 4.25% Notes due 2 June 2028 and USD 400 million
4.50% Notes due 3 September 2030, respectively, originally issued on 3 June 2025.
Out of Equinor's total outstanding unsecured bond portfolio, 32 bond agreements contain provisions allowing Equinor to call the debt prior to its final redemption at par or at certain specified premiums if there are changes to the Norwegian tax laws. The carrying amount of these agreements is USD 23,175 million at the 31 December 2025 closing currency exchange rate.
Out of Equinor’s non-current secured loans, project financing for a total of USD 2.7 billion relates to financing of Empire
Wind project, which is currently under construction. The stop work order received 22 December 2025, as further described in note 14 Impairments, triggered a potential default with a contractually embedded cure period. The cure period ensured that no event of default existed at 31 December 2025. The preliminary injunction on 15 January 2026 lifted the suspension within the contractual cure period, confirming management’s year end assessment. The case is still ongoing, and there is a risk that developments in 2026 could cause the project financing to become repayable within twelve months from that date, which would affect the classification of the related loans.
For more information about the revolving credit facility, maturity profile for undiscounted cash flows and interest rate risk management, see note 4 Financial risk and capital management.

Non-current finance debt maturity profile
	At 31 December
(in USD million)	2025	2024

Year 2 and 3	5,366	4,462
Year 4 and 5	3,275	2,463
After 5 years	15,122	12,436

Total repayment of non-current finance debt	23,763	19,361

Weighted average maturity (years - including current portion)	8	9
Weighted average annual interest rate (% - including current portion)	3.54%	3.44%

Current finance debt
	At 31 December
(in USD million)	2025	2024

Collateral liabilities	1,298	385
Non-current finance debt due within one year	2,336	2,175
Other including US Commercial paper programme and bank overdraft	412	4,664

Total current finance debt	4,047	7,223

Weighted average interest rate (%)	1.50%	3.60%
Collateral liabilities mainly relate to cash received as security for a portion of Equinor's credit exposure. Outstanding amounts on Equinor's US Commercial paper (CP) programme amounted to USD 224 million as of 31 December 2025 and
USD 4,115 million as of 31 December 2024.

Reconciliation of cash flows from financing activities to finance line items in balance sheet
(in USD million)	Non-current finance debt	Current finance debt	Dividend payable	Lease liabilities1)	Accrued trade expenses and other payables2)	Collateral receivables3)	Other balance sheet items	Total

At 1 January 2025	19,361	7,223	1,906	3,510	866	(4,254)

New finance debt	5,915							5,915
Repayment of finance debt	(2,400)							(2,400)
Repayment of lease liabilities				(1,459)				(1,459)
Dividend paid			(4,791)					(4,791)
Share buy-back		(4,260)			(1,656)			(5,916)
Net current finance debt and other finance activities		(3,634)				843	(85)	(2,875)

Net cash flow from financing activities	3,515	(7,894)	(4,791)	(1,459)	(1,656)	843	(85)	(11,526)

Transfer to current portion	(162)	162
Dividend declared			3,787
Share buy back committed		4,141			1,650
Debt in other entities	65
New leases				1,229
Effect of exchange rate changes	959	14		147	23	(21)
Other changes	26	401	20	(15)	(135)	962

Net other changes	888	4,718	3,808	1,361	1,538	941

At 31 December 2025	23,763	4,047	923	3,412	748	(2,470)

(in USD million)	Non-current finance debt	Current finance debt	Dividend payable	Lease liabilities1)	Accrued trade expenses and other payables2)	Collateral receivables3)	Other balance sheet items	Total

At 1 January 2024	22,230	5,996	2,649	3,570	715	(3,758)

Repayment of finance debt	(2,592)							(2,592)
Repayment of lease liabilities				(1,491)				(1,491)
Dividend paid			(8,578)					(8,578)
Share buy-back		(4,023)			(1,990)			(6,013)
Net current finance debt and other finance activities		868				144	(79)	933

Net cash flow from financing activities	(2,592)	(3,155)	(8,578)	(1,491)	(1,990)	144	(79)	(17,741)

Transfer to current portion	225	(225)
Dividends declared			7,802
Share buy back committed		3,956			1,980
Debt in other entities	—
New leases				1,595
Effect of exchange rate changes	(450)	(20)		(141)	(20)	11
Other changes	(52)	671	33	(23)	180	(652)

Net other changes	(278)	4,382	7,835	1,432	2,140	(641)

At 31 December 2024	19,361	7,223	1,906	3,510	866	(4,254)
1)See note 25 Leases for more information.
2)Accrued trade expenses and other payables are included in Trade and other payables in the Consolidated balance sheet. See note 24 Trade and other payables for more information.
3)Financial receivable collaterals are included in Current prepayments and financial receivables in the Consolidated balance sheet. See note 16 Financial investments and financial receivables for more information. Previously reported number for 2024 has been restated due to a change in classification of cash collaterals for commodity derivative transactions. Reference is made to note 2 Accounting Policies for more information.